Inventories (Tables)	9 Months Ended
May 31, 2026
Inventories
Schedule of inventories

	As at	As at
	May 31,	August 31,
	2026	2025
	$	$
Raw materials	4,757,866	6,037,481
Work-in-process	603,767	1,570,095
Finished goods	15,370,498	29,264,071
	20,732,131	36,871,647